Expense Example	Jun. 10, 2026 USD ($)
Defiance US 100 Tech AI Moat ETF | Defiance US 100 Tech AI Moat ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 66
Expense Example, with Redemption, 3 Years	208
Defiance US 100 Tech Ex Software ETF | Defiance US 100 Tech Ex Software ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	$ 208